UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:   7/31/11

Item 1.  Schedule of Investments.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2011
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 87.19%
AEROSPACE/DEFENSE - 3.56%
AAR Corp. -144A	$ 2,500,000	1.625	3/1/2014	$ 2,612,500
Kaman Corp. -144A	6,300,000	3.250	11/15/2017	7,819,875
Orbital Sciences Corp.	1,800,000	2.438	1/15/2027	1,883,250
				12,315,625
AUTO MANUFACTURERS - 1.42%
Navistar International Corp.	4,000,000	3.000	10/15/2014	4,920,000

BANKS - 2.48%
Goldman Sachs Group, Inc.	8,500,000	0.000	3/28/2016	8,587,550

BIOTECHNOLOGY - 5.10%
Charles River Laboratories International, Inc.	2,000,000	2.250	6/15/2013	2,092,500
Cubist Pharmaceuticals, Inc.	6,000,000	2.500	11/1/2017	8,040,000
Gilead Sciences, Inc. -144A	6,400,000	1.625	5/1/2016	7,536,000
				17,668,500
CHEMICALS - 0.35%
ShengdaTech, Inc. -144A*	8,000,000	6.500	12/15/2015	1,217,200

COAL - 2.42%
Alpha Appalachia Holdings, Inc.	8,000,000	3.250	8/1/2015	8,390,000

COMMERCIAL SERVICES - 1.29%
Chemed Corp.	3,000,000	1.875	5/15/2014	3,075,000
Sotheby's	1,000,000	3.125	6/15/2013	1,397,500
				4,472,500
COMPUTERS - 2.86%
Mentor Graphics Corp. -144A	8,000,000	4.000	4/1/2031	7,740,000
SanDisk Corp.	2,000,000	1.500	8/15/2017	2,165,000
				9,905,000
ELECTRICAL COMPONENTS & EQUIPMENT - 5.24%
EnerSys	2,927,000	3.375	6/1/2038	3,205,065
General Cable Corp.	5,000,000	0.875	11/15/2013	5,268,750
SunPower Corp.	9,000,000	4.500	3/15/2015	9,697,500
				18,171,315
ELECTRONICS - 1.21%
FEI Co.	1,000,000	2.875	6/1/2013	1,265,000
TTM Technologies, Inc.	2,500,000	3.250	5/15/2015	2,940,625
				4,205,625
ENERGY-ALTERNATE SOURCES - 3.07%
Covanta Holding Corp.	1,000,000	3.250	6/1/2014	1,181,250
Green Plains Renewable Energy, Inc. -144A	9,000,000	5.750	11/1/2015	9,472,500
				10,653,750
FOOD - 3.88%
Chiquita Brands International, Inc.	7,500,000	4.250	8/15/2016	7,087,500
Nash Finch Co.	11,000,000	1.631	3/15/2035	5,183,750
Spartan Stores, Inc.	1,200,000	3.375	5/15/2027	1,173,000
				13,444,250
Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

HEALTHCARE-PRODUCTS - 4.58%
Alere, Inc.	$ 3,000,000	3.000	5/15/2016	$ 3,000,000
Greatbatch, Inc.	1,000,000	2.250	6/15/2013	1,005,000
Integra LifeSciences Holdings Corp. -144A	5,000,000	1.625	12/15/2016	4,962,500
NuVasive, Inc.	2,000,000	2.750	7/1/2017	1,965,240
SonoSite, Inc.	1,326,000	3.750	7/15/2014	1,468,545
Teleflex, Inc.	3,000,000	3.875	8/1/2017	3,468,750
				15,870,035
HEALTHCARE-SERVICES - 1.85%
LifePoint Hospitals, Inc.	3,000,000	3.500	5/15/2014	3,161,250
Molina Healthcare, Inc.	2,975,000	3.750	10/1/2014	3,235,313
				6,396,563
HOME BUILDERS - 0.87%
Lennar Corp. -144A	3,000,000	2.000	12/1/2020	3,007,500

INSURANCE - 2.49%
Tower Group, Inc. -144A	8,000,000	5.000	9/15/2014	8,620,000

INTERNET - 5.17%
Digital River, Inc. -144A	7,000,000	2.000	11/1/2030	6,457,500
Equinix, Inc.	5,300,000	3.000	10/15/2014	5,989,000
Priceline.com, Inc. -144A	1,500,000	1.250	3/15/2015	2,778,750
WebMD Health Corp. -144A	3,000,000	2.500	1/31/2018	2,670,000
				17,895,250
INVESTMENT COMPANIES - 3.31%
Apollo Investment Corp. -144A	4,250,000	5.750	1/15/2016	4,191,562
Prospect Capital Corp. -144A	7,500,000	5.500	8/15/2016	7,284,375
				11,475,937
IRON/STEEL - 1.58%
Allegheny Technologies, Inc.	2,000,000	4.250	6/1/2014	3,100,000
Steel Dynamics, Inc.	2,000,000	5.125	6/15/2014	2,367,500
				5,467,500
MACHINERY-DIVERSIFIED - 1.95%
AGCO Corp.	400,000	1.250	12/15/2036	517,500
Altra Holdings, Inc. -144A	6,000,000	2.750	3/1/2031	6,240,000
				6,757,500
MINING - 2.81%
Horsehead Holding Corp. -144A	1,500,000	3.800	7/1/2017	1,539,375
Kaiser Aluminum Corp. -144A	3,000,000	4.500	4/1/2015	3,948,900
Molycorp, Inc. -144A	3,500,000	3.250	6/15/2016	4,230,625
				9,718,900
MISCELLANEOUS MANUFACTURURING - 2.34%
EnPro Industries, Inc.	500,000	3.938	10/15/2015	758,125
Griffon Corp. -144A	5,000,000	4.000	1/15/2017	4,868,750
Trinity Industries, Inc.	2,500,000	3.875	6/1/2036	2,487,500
				8,114,375
OIL & GAS - 0.68%
Chesapeake Energy Corp.	2,000,000	2.750	11/15/2035	2,337,500

OIL & GAS SERVICES - 1.42%
Global Industries Ltd.	2,940,000	2.750	8/1/2027	2,127,825
Newpark Resources, Inc.	2,400,000	4.000	10/1/2017	2,802,000
				4,929,825
Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

PHARMACEUTICALS - 6.22%
Akorn, Inc. -144A	$ 2,500,000	3.500	6/1/2016	$ 2,706,250
Endo Pharmaceuticals Holdings, Inc.	6,000,000	1.750	4/15/2015	8,257,500
Medicis Pharmaceutical Corp.	1,600,000	2.500	6/4/2032	2,118,000
Salix Pharmaceuticals Ltd.	7,300,000	2.750	5/15/2015	8,458,875
				21,540,625
PRIVATE EQUITY - 2.08%
Hercules Technology Growth Capital, Inc. -144A	7,500,000	6.000	4/15/2016	7,190,625

RETAIL - 2.71%
Coinstar, Inc.	1,000,000	4.000	9/1/2014	1,411,250
Group 1 Automotive, Inc.	7,500,000	2.250	6/15/2036	7,987,500
				9,398,750
SEMICONDUCTORS - 5.85%
Lam Research Corp. -144A	4,000,000	1.250	5/15/2018	3,855,000
Micron Technology, Inc. -144A	9,500,000	1.500	8/1/2031	9,250,625
ON Semiconductor Corp.	1,000,000	2.625	12/15/2026	1,113,750
Rudolph Technologies, Inc. -144A	5,000,000	3.750	7/15/2016	4,812,500
Xilinx, Inc.	1,000,000	2.625	6/15/2017	1,237,120
				20,268,995
SOFTWARE - 1.74%
CSG Systems International, Inc. -144A	3,500,000	3.000	3/1/2017	3,504,375
Electronic Arts, Inc. -144A	1,500,000	0.750	7/15/2016	1,494,375
Microsoft Corp. -144A	1,000,000	0.000	6/15/2013	1,038,750
				6,037,500
TELECOMMUNICATIONS - 3.53%
Anixter International, Inc.	1,700,000	1.000	2/15/2013	1,967,750
Arris Group, Inc.	1,500,000	2.000	11/15/2026	1,580,625
InterDigital, Inc. -144A	1,000,000	2.500	3/15/2016	1,351,250
Ixia -144A	6,000,000	3.000	12/15/2015	5,670,000
RF Micro Devices, Inc.	1,500,000	1.000	4/15/2014	1,655,625
				12,225,250
TRANSPORTATION - 3.13%
Bristow Group, Inc.	5,000,000	3.000	6/15/2038	5,137,500
Genco Shipping & Trading Ltd.	8,000,000	5.000	8/15/2015	5,700,000
				10,837,500

TOTAL CONVERTIBLE BONDS				302,041,445
( Cost - $295,139,416)

SHORT-TERM INVESTMENTS - 12.67%
MONEY MARKET FUND - 12.67%	Shares
Milestone Treasury Obligations Portfolio	43,876,843	0.030 +		43,876,843
TOTAL SHORT-TERM INVESTMENTS
( Cost - $43,876,843)

TOTAL INVESTMENTS - 99.86%
( Cost - $339,016,259)				$ 345,918,288
OTHER ASSETS LESS LIABILITIES - 0.14%				493,559
NET ASSETS - 100.00%				$ 346,411,847

+ Variable rate security. Interest rate is as of July 31, 2011.
* Defaulted security; not currently paying interest (non-income producing).
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2011
Security				Market Value

At July 31, 2011, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 22,272,377
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(15,370,348)
Net unrealized appreciation				$ 6,902,029

TOTAL RETURN SWAP	Notional Amount		Termination Date	Unrealized Gain

Agreement with ReFlow Fund, LLC dated July 20, 2010 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.25%.	$ 40,000,000		5/1/2012	$ 1,719,227

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of July 31, 2011 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds	$ -	$ 302,041,445	$ -	$ 302,041,445
Short-Term Investments	43,876,843	-	-	43,876,843
Total Investments in Securities	$ 43,876,843	$ 302,041,445	$ -	$ 345,918,288
Liabilities
Tota Return Swap**	$ 38,204	$ -	$ -	$ 38,204

The Fund did not hold any Level 3 securities during the period.
There were no significant transfers between Level 1 and Level 2.
**Represents variation margin on the last day of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/    Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

9/21/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/   Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

9/21/11